Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

5. EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is computed by dividing earnings (loss) available to common shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share reflects the potential dilution that could occur, if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, or resulted in the issuance of ordinary shares that shared in the earnings of the entity.

Components of basic and diluted earnings (loss) per share were as follows for the years ended December 31, 2018, 2017, and 2016:

	2018	2017	2016
Net income (loss) attributable to the Company	$1,691,983	$858,605	$(18,170,601)
Weighted average outstanding ordinary shares-Basic	40,859,626	40,231,159	40,175,439
-dilutive effect of stock options- employees	669,317	92,010	-
-dilutive effect of stock options- nonemployees	36,637	10,477	-
Weighted average outstanding ordinary shares- Diluted	41,565,580	40,333,646	40,175,439
Earnings (loss) per share:
Basic	$0.04	$0.02	$(0.45)
Diluted	$0.04	$0.02	$(0.45)

Warrants for the purchase of 525,621 shares were not included in the calculations for the years ended December 31, 2018, 2017 or 2016 as their effect would have been anti-dilutive. For the year ended December 31, 2018 and 2017, 705,954 shares and 102,487 shares were included in the diluted earnings per share calculation, respectively. These incremental shares were added to denominator for the period that stock options were outstanding due to the average market price of the Company’s stock in the period exceeded the exercise prices of the stock options granted to the Company’s employees and various consultants. The incremental shares were computed under the treasury stock method. Because the effect would be anti-dilutive, there were 2,286,000 stock options outstanding that were not included in the computation of dilutive weighted average shares outstanding for the year ended December 31, 2016.